Income Taxes - Benefit (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Examination [Line Items]
Total income tax benefit/(loss)	$ 3,468	$ (982)	$ 3,551
Argentina
Income Tax Examination [Line Items]
Current	(194)	(211)	1,947
Deferred	3,966	(333)	2,028
Total income tax benefit/(loss)	(3,772)	544	(3,975)
Paraguay
Income Tax Examination [Line Items]
Current	(99)	(162)	(214)
Deferred	(205)	(276)	(210)
Total income tax benefit/(loss)	$ 304	$ 438	$ 424